COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Lessee Leasing Arrangements Operating Leases Term of Contract Maximum	15 years
Operating Leases, Rent Expense	$ 280,681	$ 224,842	$ 148,641
Commitments and Contingencies
Investment Commitment [Member]
Commitments and Contingencies	118,366
Capital Commitment [Member]
Commitments and Contingencies	$ 26,296